Accounts receivable, net - Schedule of movement in allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Accounts receivable, net
Balance at beginning of the period	¥ 6,495	$ 957	¥ 4,916
Provisions	(1,057)	(156)	3,320
Write-offs	(391)	(57)	(1,741)
Balance at end of the period	¥ 5,047	$ 744	¥ 6,495